Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party arrangements (Table)

Charter party arrangements:

	Six month periods ending June 30,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$68,256	$68,256	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(2,040)	(2,040)	-	-	-	-	-
Total	$66,216	$66,216	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2021, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2021, time charter-in arrangements for third party vessels.

Commitments and Contingencies - Other commitments (Table)

Other commitments:

	Six month periods ending June 30,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Vessel BWTS (1)	(25,584)	(25,584)	-	-	-	-	-
Office rent (2)	(762)	(762)
Total	$(26,346)	$(26,346)	$-	$-	$-	$-	$-

(1)	The amounts represent the Company’s commitments as of June 30, 2021, for installation of Ballast Water Treatment System (“BWTS”) on its vessels so as to comply with environmental regulations.

(2)	The amount reflects the minimum rental payments under the office rental agreements that the Company is party to as of June 30, 2021.